Note C - Summary of Significant Accounting Policies (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Share-based Compensation	$ 0
Stock Granted During Period, Value, Share-based Compensation, Forfeited	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 0